Common shares (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 05, 2016 $ / shares shares	Sep. 05, 2016 kr / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 12, 2017 shares	Jun. 30, 2016 $ / shares	Jun. 13, 2016 shares	May 31, 2016 $ / shares	May 20, 2016 shares	Nov. 30, 2014	May 10, 2005 $ / shares shares
Class of Stock [Line Items]
Authorized share capital (in shares)			800,000,000	800,000,000	800,000,000
Authorized share capital | $			$ 1,600	$ 1,600	$ 1,600
Common stock, shares issued (in shares)			508,763,020	493,078,680	508,763,020			508,444,280		500,944,280		6,000
Issued and fully paid share capital | $			$ 1,017	$ 986	$ 1,017
Treasury shares held by Company (in shares)			(4,318,740)	(318,740)	(4,244,080)
Treasury shares held by the Company | $			$ (9)	$ (1)	$ (9)
Outstanding shares in issue (in shares)			504,444,280	492,759,940	504,518,940	508,763,020		508,444,280		500,944,280
Outstanding shares in issue | $			$ 1,008	$ 985	$ 1,008
Common shares, par value (in dollars per share) | $ / shares			$ 2.00		$ 2.00		$ 2.00		$ 2.00			$ 2
Number of shares issued (in shares)			15,684,340
Percent of outstanding shares authorized to be repurchased (as shares)											10.00%
Repurchased shares (in shares)	(4,000,000)	(4,000,000)
Option agreement, strike price (in NOK per share) | $ / shares	$ 20.30
TRS agreements
Class of Stock [Line Items]
Option agreement, strike price (in NOK per share) | kr / shares		kr 20.30
Convertible bonds due 2017
Class of Stock [Line Items]
Number of shares issued due to conversion of convertible debt instruments (in shares)				0